Basis of Preparation	9 Months Ended
Sep. 30, 2025
Basis of Preparation [Abstract]
Basis of preparation

2 Basis of preparation

The unaudited condensed consolidated interim financial information as of and for the three and nine-month period ended September 30, 2025 have been prepared in accordance with IAS 34 Interim Financial Reporting, as issued by International Accounting Standards Board (IASB), and should be read in conjunction with the Group´s last annual consolidated financial statements as of and for the year ended December 31, 2024 (“last annual financial statements”). They do not include all the information required for a complete set of financial statements prepared in accordance with IFRS Accounting Standards. However, selected explanatory notes are included to describe events and transactions that are significant to an understanding of the changes in the Group´s financial position and performance since the last annual financial statements.

In preparing these unaudited condensed consolidated interim financial statements, Management has made judgments and estimates that affect the application of accounting policies and the reported amounts of assets and liabilities, income and expense. Actual results may differ from these estimates. The significant judgments made by management in applying the Group’s accounting policies and the key sources of estimation uncertainty were the same as those described in the last annual financial statements.

2.1 Functional and presentation currency

The financial statements of each subsidiary included in the consolidation are prepared using the functional currency of the primary economic environment in which it operates.

These consolidated financial statements are converted and presented in U.S dollar (US$). The Group selected the US$ as its presentation currency to facilitate a more direct comparison to other competitors.

2.2 Foreign currencies

Transactions in foreign currencies other than an entity’s functional currency are initially measured in the functional currency of the entity using the exchange rate effective at the date of each transaction. Monetary assets and liabilities denominated in foreign currencies are translated at the closing exchange rate at the reporting date. Foreign exchange gains and losses resulting from the settlement of such transactions and from the remeasurement at period end exchange rates of monetary assets and liabilities denominated in foreign currencies are recognized in the statement of income, under the caption “Finance income” or “Finance expense”.

2.3 Translation of subsidiaries financial statements

The consolidated financial statements of foreign subsidiaries are prepared using each subsidiary’s respective functional currency. The results and financial position of all entities with a functional currency different from its ultimate parent’s functional currency (R$) have been translated to R$ and then these financial statements have been translated from the parent´s functional currency (R$) into the Group’s presentation currency (US$). As follows:

(i) assets and liabilities are translated at the current rate at the date of each closing period;

(ii) income and expenses are translated at the average rate at the date of each closing period; and

(iii) all exchange rate translation differences are recognized in other comprehensive income (loss) and are presented in the statement of comprehensive income (loss) as foreign currency translation adjustments.

2.4 New standards, amendments and interpretations

a. Standards, amendments and interpretations recently issued and adopted by the Group

IAS 21 – Effects of changes in exchange rates and translation of financial statements.

As of January 1, 2025, this amendment establishes the accounting requirements for when a functional currency cannot be converted into other currencies. In such cases, the Group is required to utilize the most recent observable exchange rate to translate the results and financial position of the foreign operation into its presentation currency. The entity must also disclose this exchange rate, the date on which it was observed, and the reasons why the currency is not exchangeable. The Group has not identified any impacts as a result of this change.

b. New standards, amendments and interpretations that are not yet effective

IFRS 18 - Presentation and Disclosure of Financial Statements.

As of January 1, 2027, IFRS 18 will replace IAS 1 Presentation of Financial Statements. The new standard introduces the following main new requirements:

●	Companies are required to classify all income and expenses into five categories in the income statement: operating, investing, financing, discontinued operations, and income tax. Entities are also required to present a newly defined operating profit subtotal. The entities’ net income will not change.

●	Management defined performance measures, which are disclosed in a single note in the financial statements.

●	Enhanced guidance will be provided on how to group information in the financial statements.

All entities are required to use the subtotal of operating profit as the starting point for the cash flow statement when presenting operating cash flows using the indirect method.

The Group is currently evaluating the impact of the new standard and, if material, will adjust the disclosure in accordance with the standard’s requirements in the annual financial statements.